SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Goodwill impairment charges	$ 0	$ 0
Operating lease, right-of-use asset	0	0
Finance lease, right-of-use asset	0	0
Operating lease liability	0	0
Finance lease liability	0	0
Warrants outstanding	0	0
Advertising Costs	$ 4,400,000	$ 3,500,000
Employee [Member] | 2025 Stock Incentive Plan [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Granted restricted stock units	4 years
Agents [Member] | 2025 Stock Incentive Plan [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Granted restricted stock units	3 years
Agents [Member] | 2025 Stock Incentive Plan [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Granted restricted stock units	1 year